BANK AND OTHER BORROWINGS (Schedule of Bank and Other Borrowings) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Total bank and other borrowings	¥ 938,114	$ 136,442	¥ 993,945
Short-term	396,520	57,671	512,222
Long-term, current portion	44,068	6,409	197,139
Total	440,588	64,080	709,361
Long-term, non-current portion	¥ 497,526	$ 72,362	¥ 284,584